Schedule of Investments

ARK Fintech Innovation ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.6%

Banks - 6.1%
HDFC Bank Ltd. (India)*(a)	549,499	$38,618,790
Silvergate Capital Corp., Class A*†	1,270,782	136,253,246
TCS Group Holding PLC, Class Reg S (Russia)(b)	1,352,675	78,184,615
Total Banks		253,056,651

Capital Markets - 6.1%
Charles Schwab Corp. (The)	715,902	50,399,501
Coinbase Global, Inc., Class A*	172,483	51,337,840
Intercontinental Exchange, Inc.	1,134,388	133,528,812
MarketAxess Holdings, Inc.	33,351	16,290,629
Total Capital Markets		251,556,782

Consumer Finance - 1.3%
Kaspi.KZ JSC (Kazakhstan)(b)	153,415	13,040,275
LendingClub Corp.*	2,727,082	41,969,792
LendingTree, Inc.*	1,901	392,537
Total Consumer Finance		55,402,604

Entertainment - 4.7%
Sea Ltd. (Taiwan)*(a)	772,596	195,111,394

Health Care Technology - 2.3%
Ping An Healthcare and Technology Co. Ltd. (China)*(c)	4,052,300	47,473,116
Teladoc Health, Inc.*	284,679	49,064,426
Total Health Care Technology		96,537,542

Hotels Restaurants & Leisure - 1.1%
DraftKings, Inc., Class A*	808,715	45,821,792

Insurance - 3.9%
Discovery Ltd. (South Africa)*	5,506,181	50,116,593
ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(c)	19,203,038	113,718,870
Total Insurance		163,835,463

Interactive Media & Services - 17.8%
Facebook, Inc., Class A*	310,075	100,799,181
Pinterest, Inc., Class A*	2,121,470	140,801,964
Snap, Inc., Class A*	1,896,426	117,237,055
Tencent Holdings Ltd. (China)(a)	1,641,259	130,742,692
Z Holdings Corp. (Japan)	14,497,730	66,990,151
Zillow Group, Inc., Class C*	1,409,357	183,385,533
Total Interactive Media & Services		739,956,576

Internet & Direct Marketing Retail - 13.6%
Alibaba Group Holding Ltd. (China)*(a)	448,558	103,594,470
Amazon.com, Inc.*	13,424	46,546,646
JD.com, Inc. (China)*(a)	1,294,125	100,113,510
Meituan, Class B (China)*(c)	2,927,558	112,312,096
MercadoLibre, Inc. (Argentina)*	79,328	124,622,701
Pinduoduo, Inc. (China)*(a)	573,550	76,815,552
Total Internet & Direct Marketing Retail		564,004,975

IT Services - 29.1%
Adyen NV (Netherlands)*(c)	58,231	142,922,426
BASE, Inc. (Japan)*	2,829,800	47,202,172
PayPal Holdings, Inc.*	693,857	181,991,752
Shopify, Inc., Class A (Canada)*	164,366	194,364,439
Square, Inc., Class A*	1,697,985	415,700,688
Twilio, Inc., Class A*	296,917	109,206,073
Yeahka Ltd. (China)*	14,233,600	117,456,633
Total IT Services		1,208,844,183

Real Estate Management & Development - 4.0%
KE Holdings, Inc. (China)*(a)	852,817	44,389,125
Opendoor Technologies, Inc.*	6,093,828	123,521,893
Total Real Estate Management & Development		167,911,018

Semiconductors & Semiconductor Equipment - 0.0%(d)
NVIDIA Corp.	648	389,046

Software - 7.7%
Bill.com Holdings, Inc.*	170,091	26,301,171
DocuSign, Inc.*	402,211	89,668,920
Guidewire Software, Inc.*	411,136	43,378,960
Intuit, Inc.	164,847	67,943,340
UiPath, Inc., Class A*	265,239	19,097,208
Workday, Inc., Class A*	304,270	75,154,690
Total Software		321,544,289

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	600,012	78,877,578
Total Common Stocks
(Cost $4,119,279,792)		4,142,849,893

MONEY MARKET FUND–0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (e)
(Cost $18,659,513)	18,659,513	18,659,513
Total Investments–100.0%
(Cost $4,137,939,305)		4,161,509,406
Liabilities in Excess of Other Assets–(0.0)%(d)		(2,026,586)
Net Assets–100.0%		$4,159,482,820

Schedule of Investments (continued)

ARK Fintech Innovation ETF

April 30, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2021 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Common Stock — 3.3%
Banks — 3.3%
Silvergate Capital Corp.
1,646,155	133,091,372	(32,541,309)	16,993,533	17,063,495	–	–	1,270,782	136,253,246

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Global Depositary Receipt
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Less than 0.05%
(e)	Rate shown represents annualized 7-day yield as of April 30, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$4,142,849,893	$–	$–	$4,142,849,893
Money Market Fund	18,659,513	–	–	18,659,513
Total	$4,161,509,406	$–	$–	$4,161,509,406

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.